SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Number of Operating Segments | segment	2	2
Revenues	¥ 496,877	$ 77,971	¥ 531,980	¥ 583,909
Accounts receivable, net	25,602		20,972		$ 4,018
Unsatisfied performance obligation	95,036		163,699
Deferred revenue	95,036		163,699		$ 14,913
K-12 Schools
Revenues	270,362		291,539	313,747
Deferred revenue	69,634		126,564
CP&CE Programs
Revenues	226,515		240,441	¥ 270,162
Deferred revenue	¥ 25,402		¥ 37,135